Interest and Finance Costs, net (Tables)	6 Months Ended
Jun. 30, 2020
Interest And Finance Costs Net
Interest and Finance Costs, net (Table)

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
Interest expense	13,788	18,135	27,902	36,998
Less: Interest capitalized	(268)	(300)	(565)	(468)

Interest expense, net	13,520	17,835	27,337	36,530
Bunkers swap, put and call options cash settlements	1,958	401	3,494	668
Bunker put options premium, net	(429)	—	1,246	—
Amortization of loan fees	947	1,070	1,867	2,140
Bank charges	168	62	245	149
Discount of long-term receivables, net	(131)	—	1,948	—
Change in fair value of non-hedging financial instruments	(2,152)	1,894	11,337	(632)

Net total	13,881	21,262	47,474	38,855